Notes Payable - Additional Information (Detail)		3 Months Ended	12 Months Ended
	Feb. 09, 2016 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2019 USD ($) repayment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jan. 30, 2017 USD ($)	Feb. 29, 2016 USD ($)
Long-Term Debt [Line Items]
Mandatory repayments on term loan			$ 130,980,000	$ 1,681,094,000	$ 1,797,634,000
Interest expense, net (including impact of amortization of deferred financing costs and original issuance discount)			144,676,000	149,480,000	157,142,000
Interest expense and service fees			132,326,000	136,094,000	138,041,000
Financing costs expensed			$ 0	$ 1,228,000	$ 5,487,000
Revolving Credit Facility
Long-Term Debt [Line Items]
Aggregate principal amount not to exceed	$ 165,000,000.0
Line of credit facility, commitment fee percent	0.50%
2018 First Lien Term Loan
Long-Term Debt [Line Items]
LIBOR based interest rate reduced			3.75%
Debt instrument reference rate			2.75%
Greater of the LIBOR rate			1.00%
Adjusted LIBOR rate			2.00%
Number of mandatory repayments | repayment			4
Mandatory repayment amount			$ 7,900,000
Mandatory repayments on term loan			$ 131,000,000.0
Term Loan
Long-Term Debt [Line Items]
Deferred financing costs		$ 400,000
Interest expense and service fees		300,000
Financing costs expensed		1,200,000
LIBOR Based Interest Rate Loan | Revolving Credit Facility
Long-Term Debt [Line Items]
Basis spread on variable rate	0.50%
Debt instrument reference rate	4.00%
Greater of the LIBOR rate	3.00%
LIBOR Based Interest Rate Loan | Extended Revolving Loan
Long-Term Debt [Line Items]
Debt instrument reference rate	3.25%
Alternate Base Rate Loan | Extended Revolving Loan
Long-Term Debt [Line Items]
Greater of the LIBOR rate	2.25%
Notes
Long-Term Debt [Line Items]
Original loan balance	$ 350,000,000.0
Debt instrument issue price as percent of par value	98.065%
Interest rate—notes (as a percent)	10.875%		10.875%	10.875%	10.875%
Senior notes						$ 350,000,000.0	$ 350,000,000.0
Debt instrument issue price			101.00%
2016 Revolver Commitments Maturing February 2021 | Revolving Credit Facility
Long-Term Debt [Line Items]
Aggregate principal amount not to exceed		58,800,000
2016 Revolver Commitments Maturing June 2023 | Revolving Credit Facility
Long-Term Debt [Line Items]
Aggregate principal amount not to exceed		$ 106,200,000
London Interbank Offered Rate (LIBOR) | 2018 First Lien Term Loan
Long-Term Debt [Line Items]
Basis spread on variable rate			1.00%
London Interbank Offered Rate (LIBOR) | LIBOR Based Interest Rate Loan | Revolving Credit Facility
Long-Term Debt [Line Items]
Greater of the LIBOR rate	1.00%
Federal Funds Effective Swap Rate | 2018 First Lien Term Loan
Long-Term Debt [Line Items]
Basis spread on variable rate			0.50%
Voluntary Prepayment Number One | 2018 First Lien Term Loan
Long-Term Debt [Line Items]
Number of voluntary prepayments | repayment			3
Voluntary repayment amount			$ 17,100,000
One Mandatory Payment | 2018 First Lien Term Loan
Long-Term Debt [Line Items]
Number of mandatory repayments | repayment			1
Mandatory repayment amount			$ 48,100,000